Accounting policies - Additional Information (Restatement) (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020	Jan. 01, 2020
Disclosure of Restatements [Line Items]
Retained earnings	£ 4,952.1			£ 5,070.7
Other reserves	(43.4)			196.0
Goodwill impairment charge		£ 2,812.9	[1]
Revaluation and retranslation of financial instruments	(12.1)	(268.6)	[1]
Deferred tax liabilities	£ (329.9)			£ (304.1)
Financial Statement Impact of Restatements [member]
Disclosure of Restatements [Line Items]
Gain (loss) recognised in revaluation and retranslation on financial instruments		(301.1)
Retained earnings		87.3			£ 271.7
Other reserves		59.6
Goodwill impairment charge		328.2
Revaluation and retranslation of financial instruments		2.5
Impairment of right of use asset and other assets		5.1
Deferred tax credit		13.1
Deferred tax liabilities		(13.1)
Decrease in goodwill impairment charge		£ (36.1)

[1]	Figures have been restated as described in the accounting policies.